   As filed with the Securities and Exchange Commission on October 10, 1997

                                         Securities Act registration no. 2-34223
                                        Investment Company Act file no. 811-1829
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

                            ----------------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 58

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 33
                            ----------------------

                            ACORN INVESTMENT TRUST
                                 (Registrant)

                      227 West Monroe Street, Suite 3000
                            Chicago, Illinois 60606

                        Telephone number: 312/634-9200

                            ----------------------

     Ralph Wanger                            Janet D. Olsen
     Acorn Investment Trust                  Bell, Boyd & Lloyd
     227 West Monroe Street, Suite 3000      70 West Madison Street, Suite 3300
     Chicago, Illinois 60606                 Chicago, Illinois 60602
                             (Agents for service)

                            ----------------------

                Amending Parts A, B, and C, and filing exhibits

                            ----------------------

            It is proposed that this filing will become effective:

              [ ] immediately upon filing pursuant to rule 485(b)
              [ ] on ____________ pursuant to rule 485(b)
              [X] 60 days after filing pursuant to rule 485(a)(1)
              [ ] on ____________ pursuant to rule 485(a)(1)
              [ ] 75 days after filing pursuant to rule 485(a)(2)
              [ ] on ____________ pursuant to rule 485(a)(2)

--------------------------------------------------------------------------------
Registrant has previously elected to register pursuant to Rule 24f-2 an indefinite number of shares of beneficial interest of its series designated Acorn Fund, Acorn International and Acorn USA. Registrant intends to file its Rule 24f-2 Notice for the fiscal year ending December 31, 1997 on or before March 31, 1998.
--------------------------------------------------------------------------------

                            ACORN INVESTMENT TRUST

         Cross-reference sheet pursuant to rule 495(a) of Regulation C

Item                          Location or caption*
----                  -----------------------------------
                      Part A (prospectus)
                      -------------------
 1(a)&(b)             Front cover
 2(a)                 Expenses and Performance - Expenses
  (b)&(c)             Contents; The Funds at a Glance
 3(a)                 Financial History
  (b)                 Not applicable
  (c)                 Performance
  (d)                 Performance
 4(a)(i)              Organization
     (ii)             The Funds at a Glance; The Acorn Philosophy; Securities,
                       Investment Practices, and Risks
  (b)                 Securities, Investment Practices, and Risks
  (c)                 The Funds at a Glance - Who May Want to Invest; The Acorn
                       Philosophy; Securities, Investment Practices, and Risks

 5(a)                 Organization
  (b)                 The Funds at a Glance; Organization; Management; The Funds
                       in Detail - Expenses;
                       Expenses and Performance - Expenses; How to Contact Us
  (c)                 Organization; Management
  (d)                 Not applicable
  (e)                 How to Buy Shares; How to Sell Shares; How to Contact Us
  (f)                 Expenses and Performance - Expenses; The Funds at a
                       Glance;
                      The Funds in Detail - Expenses
  (g)                 Not applicable
 5A                   The information called for is contained in the annual
                       report
 6(a)                 Organization; How to Buy Shares; How to Sell Shares;
                       Exchange Plan Restrictions
  (b)                 Not applicable
  (c)                 Shareholder and Account Policies - Purchases; Shareholder
                       and Account Policies - Redemptions; Exchange Plan Restrictions
  (d)                 Not applicable
  (e)                 Doing Business With Acorn; How to Buy Shares; How to Sell
                       Shares; Shareholder and Account Policies - Statements and Reports; How to Contact Us
  (f)&(g)             Dividends, Capital Gains, and Taxes
 7                    Doing Business with Acorn; How to Buy Shares; Shareholder
                       and Account Policies - Purchases; Shareholder and Account Policies - Telephone Exchange Plan
  (a)                 Not applicable


-------------------------

 *References are to captions within the part of the registration statement to which the particular item relates except as otherwise indicated.

Item                Location or caption*
----           ------------------------------

 (b)           How to Buy Shares; Shareholder and Account Policies - Share
                Price; Shareholder and Account Policies - Telephone Exchange
                Plan

 (c)           Not applicable

 (d)           How to Buy Shares; Exchange Plan Restrictions

 (e) & (f)     Not applicable

8(a)           Doing Business with Acorn; How to Sell Shares; Shareholder and
                Account Policies - Redemptions; Shareholder and Account Policies - Telephone Exchange Plan; Exchange Plan Restrictions

 (b)           Shareholder and Account Policies - Purchases

 (c) & (d)     Shareholder and Account Policies - Redemptions

9              Not applicable


---------------------
*References are to captions within the part of the registration statement to which the particular item relates except as otherwise indicated.

Item                   Location or caption*
----           --------------------------------------

               Part B (Statement of Additional Information)
-------------------------------------------------------------
10             Front cover
11             Front cover
12             Part A - Organization
13 (a)-(c)     Investment Objectives and Policies; Investment Techniques and
                Risks; Investment Restrictions
   (d)         Investment Techniques and Risks
14 (a)-(b)     Trustees and Officers
   (c)         Not applicable
15 (a) & (b)   Not applicable
   (c)         Trustees and Officers
16 (a)   (i)   Investment Adviser
        (ii)   Trustees and Officers
       (iii)   Investment Adviser
   (b)         Investment Adviser
   (c)-(g)     Not applicable
   (h)         Custodian; Independent Auditors
   (i)         Not applicable
17 (a)         Portfolio Transactions
   (b)         Not applicable
   (c) & (d)   Portfolio Transactions
   (e)         Not applicable
18 (a)         The Trust
   (b)         Not applicable
19 (a)-(c)     Purchasing and Redeeming Shares
20             Additional Tax Information
21 (a)-(b)     Distributor
21 (c)         Not Applicable
22             Performance Information
23             Information About the Funds

---------------------
*References are to captions within the part of the registration statement to which the particular item relates except as otherwise indicated.

Item               Location or caption*
----          ------------------------------
              Part C (Other Information)
              --------------------------

24            Financial statements and exhibits

25            Persons controlled by or under common control with registrant

26            Number of holders of securities

27            Indemnification

28            Business and other connections of investment adviser

29            Principal underwriters

30            Location of accounts and records

31            Management services

32            Undertakings


---------------------
*References are to captions within the part of the registration statement to which the particular item relates except as otherwise indicated.

--------------------------------------------------------------------------------
Registrant's definitive prospectus dated April 30, 1997 was filed pursuant to Rule 497(e) of the Securities Act of 1933 on August 26, 1997 (1933 Act No. 2-34223). That prospectus is not affected by, and is therefore not included in, this post-effective amendment no. 58.
--------------------------------------------------------------------------------

                                  ACORN FUND

                              ACORN INTERNATIONAL

                                   ACORN USA

                      Supplement dated December 10, 1997

         to Prospectus dated April 30, 1997 of Acorn Investment Trust


     At a meeting held on December 9, 1997, the shareholders of each series of Acorn Investment Trust (the "Trust") approved a new Investment Advisory Agreement (the "Agreement") between the Trust and Wanger Asset Management, L.P. ("WAM") relating to Acorn Fund, Acorn International and Acorn U.S.A. (each a "Fund" and collectively the "Funds"). The new Agreement will take effect on January 1, 1998 and will continue in effect through June 30, 1999.

     On the effective date of the new Agreement, the services provided by WAM will be divided between investment advisory and administrative services, and a separate fee will be paid for each. The breakpoints in Acorn Fund's fee schedule will be changed and the rate of fee payable on larger amounts of assets will be increased so that the total amount of fees (advisory and administrative) paid by Acorn Fund to WAM will also be increased, although the top rate of fee will remain unchanged at .75 of 1%. The rates of fees paid by Acorn International and Acorn USA to WAM will be divided between advisory and administrative services, but will not be increased or decreased. In addition, the new Agreement requires that Acorn Fund and Acorn International pay 100% of their respective allocable portion of any trade association dues, which under the old agreement were shared 50/50 between each such Fund and WAM.

     Under the new Agreement, the Funds will pay WAM an advisory fee, calculated daily and paid monthly, at the following annual rates:

     Acorn Fund

               Average Daily Net Assets    Rate of Fee
               ------------------------    -----------

               First $700 million              0.75%

               $700 million to $2 billion      0.70%

               In excess of $2 billion         0.65%

     Acorn International

               Average Daily Net Assets    Rate of Fee
               ------------------------    -----------

               First $100 million              1.20%

               $100 million to $500 million    0.95%

               In excess of $500 million       0.75%

     Acorn USA

               Average Daily Net Assets    Rate of Fee
               ------------------------    -----------

               First $200 million             0.95%

               In excess of $200 million      0.90%

     In addition, Acorn will enter into an administrative services agreement with WAM under which WAM will provide the same administrative services it now provides and will receive a fee, also calculated daily and paid monthly, at the annual rate of 0.05 of 1% of each Fund's average daily net assets.

                                                          ACORN INVESTMENT TRUST

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                                  April 30, 1997
                                                (Supplemented December 10, 1997)

                                                          227 West Monroe Street
                                                                      Suite 3000
                                                         Chicago, Illinois 60606
                                                                 1-800-9-ACORN-9
                                                                  1-800-922-6769
ACORN FUND
ACORN INTERNATIONAL
ACORN USA

No-Load Funds
                               TABLE OF CONTENTS
                               -----------------
                                                            Page
                                                            ----


     Information About the Funds................................2
     Investment Objectives and Policies.........................2
     Investment Techniques and Risks............................2
     Investment Restrictions...................................18
     Performance Information...................................25
     Investment Adviser........................................26
     Distributor...............................................29
     The Trust.................................................29
     Trustees and Officers.....................................30
     Purchasing and Redeeming Shares...........................33
     Additional Tax Information................................34
     Taxation of Foreign Shareholders..........................35
     Portfolio Transactions....................................35
     Custodian.................................................37
     Independent Auditors......................................37
     Appendix - Description of Bond Ratings....................38


     This Statement of Additional Information ("SAI") is not a prospectus but provides information that should be read in conjunction with the prospectus of Acorn Fund, Acorn International and Acorn USA dated April 30, 1997 and any supplement thereto, which may be obtained from Acorn at no charge by writing or telephoning Acorn at its address or telephone number shown above.

                          Information About the Funds

     Acorn Fund, Acorn International and Acorn USA are series of Acorn Investment Trust ("Acorn" or the "Trust"). All three funds are currently open to new investors; however, Acorn reserves the right to close one or more of the funds to new investors if additional cash flow is deemed detrimental to management of the funds.

     Copies of the 1996 Annual and June 30, 1997 Semiannual Reports of the Acorn funds accompany this SAI. The Annual Report contains audited financial statements, notes thereto, supplementary information entitled "Financial Highlights," and a report of independent auditors, all of which (but no other part of the report) are incorporated herein by reference. The Semiannual Report contains unaudited financial statements, notes thereto and supplementary information entitled "Financial Highlights," all of which (but no other part of the report) are incorporated herein by reference. Additional copies of the reports may be obtained from Acorn at no charge by writing or telephoning Acorn at its address or telephone number shown on the cover page of this SAI.

     The discussion below supplements the description in the prospectus of the funds' investment objectives, policies, and restrictions.

                       Investment Objectives and Policies

     Acorn Fund, Acorn International and Acorn USA invest with the objective of long-term growth of capital. Although income is considered in the selection of securities, the funds are not designed for investors seeking primarily income rather than capital appreciation.

     The funds use the techniques and invest in the types of securities described below and in the prospectus.

                        Investment Techniques and Risks

Foreign Securities

     The funds invest in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. Under normal market conditions, Acorn International invests at least 75% of its total assets in foreign securities; Acorn Fund's and Acorn USA's investments in foreign securities are limited to not more than 33% and 10% of each fund's total assets, respectively. The funds may invest in securities of foreign issuers directly or in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. Generally ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. The funds may invest in both "sponsored" and "unsponsored" ADRs. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to ADR holders. An unsponsored ADR is created independently of the issuer of the underlying security. The ADR holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. Therefore, in the case of an unsponsored ADR, a fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. None of the funds expects to invest 5% or more of its total assets in unsponsored ADRs.

     The funds' investment performance is affected by the strength or weakness of the U.S. dollar against the currencies of the foreign markets in which its securities trade or in which they are denominated. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under "Currency Exchange Transactions.")

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign subcustodial arrangements. In addition, the costs of investing in foreign securities are higher than the costs of investing in U.S. securities.

     Although the funds try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social, or diplomatic developments that could affect investment in these nations.

     The countries in which the funds invest include those listed below. A fund may not invest in all the countries listed, and it may invest in other countries as well, when such investments are consistent with that fund's investment objective and policies.

Mature Markets   Developing Markets                    Emerging Markets
--------------   ------------------                    ----------------

   Australia         Argentina                  Bangladesh           Morocco
   Austria           Chile                      Botswana             Pakistan
   Belgium           Greece                     Brazil               Peru
   Canada            Hong Kong                  China                Philippines
   Denmark           Indonesia                  Colombia             Poland
   Finland           Israel                     Cyprus               Sri Lanka
   France            Korea                      Czech Republic       Swaziland
   Germany           Malaysia                   Ecuador              Turkey
   Ireland           Mexico                     Egypt                Uruguay
   Italy             Portugal                   Ghana                Venezuela
   Japan             Singapore                  Hungary              Zambia
   Luxembourg        Taiwan                     India                Zimbabwe
   Netherlands       Thailand                   Jordan
   New Zealand                                  Kenya
   Norway
   South Africa
   Spain
   Sweden
   Switzerland
   United Kingdom
   United States


     It may not be feasible for the funds currently to invest in all of these countries due to restricted access to their securities markets or inability to implement satisfactory custodial arrangements.

Currency Exchange Transactions

     The funds may enter into currency exchange transactions. A currency exchange transaction may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange-traded, and are usually for less than one year, but may be renewed.

     Forward currency transactions may involve currencies of the different countries in which the funds may invest, and serve as hedges against possible variations in the exchange rate between these currencies. The funds' currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under "Synthetic Foreign Money Market Positions." Transaction hedging is the purchase or sale of a forward contract with respect to specific payables or receivables of a fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to a portfolio security position denominated or quoted in a particular currency. The funds may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. When a fund owns or anticipates owning securities in countries whose currencies are linked, WAM may aggregate such positions as to the currency hedged.

     If a fund enters into a forward contract hedging an anticipated purchase of portfolio securities, assets of that fund having a value at least as great as the fund's commitment under such forward contract will be segregated on the books of the fund and held by the custodian while the contract is outstanding.

     At the maturity of a forward contract to deliver a particular currency, a fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency that the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency that fund is obligated to deliver.

     If a fund retains the portfolio security and engages in an offsetting transaction, that fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between a fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the fund of unrealized profits or force the fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a fund to hedge against a devaluation that is so generally anticipated that the fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

     Synthetic Foreign Money Market Positions. The funds may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, the funds may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency (generally U.S. dollars) and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign money market instruments. The results of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical. Except to the extent a synthetic foreign money market position consists of a money market instrument denominated in a foreign currency, the synthetic foreign money market position shall not be deemed a "foreign security" for purposes of the policies that, under normal conditions,
(a) Acorn Fund will not invest more than 33% of its total assets in foreign securities; (b) Acorn USA will not invest more than 10% of its total assets in foreign securities; and (c) Acorn International will invest at least 75% of its total assets in foreign securities.

Options and Futures

     The funds may purchase and write both call options and put options on securities and on indexes, and enter into interest rate and index futures contracts, and may purchase or sell options on such futures contracts ("futures options") in order to provide additional revenue, or to hedge against changes in security prices or interest rates. The funds may also use other types of options, futures contracts and futures options currently traded or subsequently developed and traded, provided the board of trustees determines that their use is consistent with the funds' investment objective.

     Options. An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from
(call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     The funds will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if a fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional consideration (or, if additional consideration is required, assets having a value at least equal to that amount are segregated on the books of a fund) upon conversion or exchange of other securities held in its portfolio.

     If an option written by a fund expires, that fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a fund expires, that fund realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a fund desires.

     A fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the fund will realize a capital gain or, if it is less, the fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by a fund is an asset of that fund, valued initially at the premium paid for the option. The premium received for an option written by a fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     OTC Derivatives. The funds may buy and sell over-the-counter ("OTC") derivatives. Unlike exchange-traded derivatives, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC derivatives (derivatives not traded on exchanges) generally are established through negotiation with the other party to the contract. While this type of arrangement allows a fund greater flexibility to tailor an instrument to its needs, OTC derivatives generally involve greater credit risk than exchange-traded derivatives, which are guaranteed by the clearing organization of the exchanges where they are traded. Each fund will limit its investments so that no more than 5% of its total assets will be placed at risk in the use of OTC derivatives. See "Illiquid Securities" below for more information on the risks associated with investing in OTC derivatives.

     Risks Associated with Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when a fund seeks to close out an option position. If a fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, a fund foregoes, during the option's life, the opportunity to profit from currency appreciation.

     If trading were suspended in an option purchased or written by one of the funds, that fund would not able to close out the option. If restrictions on exercise were imposed, the fund might be unable to exercise an option it has purchased.

     Futures Contracts and Options on Futures Contracts. The funds may use interest rate futures contracts and index futures contracts. An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index (1) at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index; the Value Line Composite Index; the Russell 2000 Index; and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds; U.S. Treasury notes; Eurodollar certificates of deposit; and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

     The funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long

===========================

(1) A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     To the extent required by regulatory authorities having jurisdiction over the funds, the funds will limit their use of futures contracts and futures options to hedging transactions. For example, the funds might use futures contracts to hedge against fluctuations in the general level of stock prices, anticipated changes in interest rates, or currency fluctuations that might adversely affect either the value of a fund's securities or the price of the securities that a fund intends to purchase. The funds' hedging may include sales of futures contracts as an offset against the effect of expected declines in stock prices or currency exchange rates or increases in interest rates and purchases of futures contracts as an offset against the effect of expected increases in stock prices or currency exchange rates or declines in interest rates. Although other techniques could be used to reduce the funds' exposure to stock price, interest rate, and currency fluctuations, the funds may be able to hedge their exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     The success of any hedging technique depends on WAM correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates, and other factors. Should those predictions be incorrect, a fund's return might have been better had hedging not been attempted; however, in the absence of the ability to hedge, WAM might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

     When a purchase or sale of a futures contract is made by a fund, that fund is required to deposit with its custodian or broker a specified amount of cash or U.S. government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is generally set by the exchange on which the contract is traded; however, the margin requirement may be modified during the term of the contract, and the fund's broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. The funds expect to earn interest income on their initial margin deposits. A futures contract held by a fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a fund does not represent a borrowing or loan by the fund but is instead settlement between that fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the funds will mark-to-market their open futures positions.

     The funds are also required to deposit and maintain margin with respect to put and call options on futures contracts they write. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the funds.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the funds realize a capital gain, or if it is more, the funds realize a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the fund engaging in the transaction realizes a capital gain, or if it is less, the fund realizes a capital loss. The transaction costs must also be included in these calculations.

     Risks Associated with Futures. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options, and the related securities, including technical influences in futures and futures options trading and differences between the funds' investments being hedged and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of a fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in a fund's portfolio. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

     There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures or futures option position. The fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Limitations on Options and Futures. A fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by that fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," (2) would exceed 5% of the fund's total assets.

     When purchasing a futures contract or writing a put option on a futures contract, a fund must maintain with its custodian or broker readily-marketable securities having a fair market value (including any margin) at least equal to the market value of such contract. When writing a call option on a futures contract, a fund similarly will maintain with its custodian readily-marketable securities having a fair market value (including any margin) at least equal to the amount by which such option is in-the-money until the option expires or is closed out by the fund.

     A fund may not maintain open short positions in futures contracts, call options written on futures contracts, or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent a fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," the "underlying commodity value" of each long position in a commodity contract in which a fund invests will not at any time exceed the sum of:

     (1) The value of short-term U.S. debt obligations or other U.S. dollar denominated high-quality short-term money market instruments and cash set aside in an identifiable manner, plus any funds deposited as margin on the contract;

     (2)  Unrealized appreciation on the contract held by the broker; and

     (3)  Cash proceeds from existing investments due in not more than 30 days.


============================

(2) A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     "Underlying commodity value" means the size of the contract multiplied by the daily settlement price of the contract.

     No fund will purchase puts, calls, straddles, spreads, or any combination thereof if by reason of such purchase more than 10% of that fund's total assets would be invested in such securities.

     Taxation of Options and Futures. If the Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

     If a call or put option written by the Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by the Fund is in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     If the Fund writes an equity call option (3) other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If the Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.


===========================

(3) An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

     For Federal income tax purposes, the Fund generally is required to recognize for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of the hedged securities.

     If the Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions may be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

     The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for Federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) with respect to, or futures or "forward contracts" (as defined by the Act) with respect to, the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

     In order for the Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In addition, for tax years beginning before August 5, 1997, gains realized on the sale or other disposition of securities held less than three months must be less than 30% of the Fund's annual gross income. In order to avoid realizing excessive gains on securities held less than three months, the Fund may be required to defer the closing out of certain positions beyond the time when it would otherwise be advantageous to do so.

     The Fund intends to distribute to shareholders annually any capital gains that have been recognized for Federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions, together with gains on other Fund investments, to the extent such gains exceed recognized capital losses and any net capital loss carryovers of the Fund. Shareholders will be advised of the nature of such capital gain distributions.

     Swap Agreements. A swap agreement is generally individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease a fund's exposure to changes in the value of an index of securities in which the fund might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. A fund may enter into any form of swap agreement if WAM determines it is consistent with that fund's investment objective and policies, but each fund will limit its use of swap agreements so that no more than 5% of its total assets will be placed at risk.

     A swap agreement tends to shift a fund's investment exposure from one type of investment to another. For example, if a fund agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase that fund's exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of a fund's investments and its net asset value.

     The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by a fund, that fund must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. The fund expects to be able to eliminate its exposure under any swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

     A fund will segregate its assets to cover its current obligations under a swap agreement. If a fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of that fund's accumulated obligations under the swap agreement over the accumulated amount the fund is entitled to receive under the agreement. If a fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of that fund's accumulated obligations under the agreement.

Illiquid Securities

          The funds may not invest in illiquid securities, including restricted securities and OTC derivatives, if as a result they would comprise more than 10% of the value of the net assets of

Acorn Fund, or more than 15% of the value of the net assets of each of Acorn International and Acorn USA.

     Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the board of trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, Acorn Fund should be in a position where more than 10% of the value of its net assets are invested in illiquid assets, including restricted securities and OTC derivatives (or more than 15% of the value of the net assets of each of Acorn International and Acorn USA), that fund will take appropriate steps to protect liquidity.

     Notwithstanding the above, a fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. WAM, under the supervision of the board of trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to a fund's restriction of investing no more than 10% (for Acorn Fund) or 15% (for Acorn International and Acorn USA) of its assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination WAM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, WAM could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the funds' holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that a fund does not invest more than 10% (for Acorn Fund) or 15% (for Acorn International and Acorn USA) of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Debt Securities

     The funds may invest in debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's Corporation ("S&P") or Ba or lower by Moody's Investor Services, Inc. ("Moody's"), commonly called "junk bonds"), and securities that are not rated. There are no restrictions as to the ratings of debt securities acquired by the funds or the portion of a fund's assets that may be invested in debt securities in a particular ratings category, except that Acorn International may not invest more than 20% of its assets in securities rated below investment grade or considered by the Adviser to be of comparable credit quality. Neither Acorn Fund nor Acorn International expects to invest more than 5% of its net assets in such securities during the current fiscal year. Acorn USA does not intend to invest more than 20% of its total assets in debt securities nor more than 5% of its total assets in securities rated at or lower than the lowest investment grade.

     Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, the junk bond market may be severely disrupted, and issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

     Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a fund may have greater difficulty selling its portfolio securities. See "Net Asset Value." The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions. A more complete description of the characteristics of bonds in each ratings category is included in the appendix to this SAI.

Repurchase Agreements

     Repurchase agreements are transactions in which a fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, a fund will enter into repurchase agreements only with banks and dealers believed by WAM to present minimum credit risks in accordance with guidelines approved by the board of trustees. WAM will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, WAM's prior dealings with the institution, any rating of the institution's senior long-term debt by independent rating agencies, and other relevant factors.

     A fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on a fund's ability to sell the collateral and the fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral.

     At present, Acorn USA is the only fund that invests in repurchase agreements. Acorn Fund and Acorn International have no present intention of investing in repurchase agreements.

When-Issued and Delayed Delivery Securities; Reverse Repurchase Agreements

     The funds may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if WAM deems it advisable for investment reasons. A fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed delivery basis.

     A fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

     At the time a fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, assets of the fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by a fund, may increase net asset value fluctuation. The funds have no present intention of investing in reverse repurchase agreements.

Temporary Strategies

     The funds have the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, WAM may employ a temporary defensive investment strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, a fund temporarily may hold cash (U.S. dollars, foreign currencies, multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. issuers (or, in the case of Acorn Fund and Acorn International, those of foreign issuers), and most or all of the fund's investments may be made in the United States and denominated in U.S. dollars. It is impossible to predict whether, when, or for how long a fund might employ defensive strategies.

     In addition, pending investment of proceeds from new sales of fund shares or to meet ordinary daily cash needs, a fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and may invest any portion of its assets in money market instruments.

Portfolio Turnover

     Although the funds do not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. The funds' portfolio turnover rates have been low (in 1996, 33% for Acorn Fund, 34% for Acorn International, and 20% (annualized) for Acorn USA). A high rate of portfolio turnover, if it should occur, would result in increased transaction expenses which must be borne by each fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Line of Credit

     Acorn maintains a line of credit with a bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Any borrowings under that line of credit by the funds would by subject to each fund's restrictions on borrowing under "Investment Restrictions," below.

                            Investment Restrictions

Acorn Fund
     In pursuing its investment objective Acorn Fund will not:

     1. Invest more than 5% of its assets (valued at time of investment) in securities of any one issuer, except in government obligations;

     2.   Acquire securities of any one issuer which at the time of investment
     (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

     3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

     4. Invest more than 5% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);

     5. Purchase or retain securities of a company if all of the trustees and officers of the Trust and of its investment adviser who individually own beneficially more than 1/2% of the securities of the company collectively own beneficially more than 5% of such securities;

     6. Borrow money except (a) from banks for temporary or emergency purposes at fixed rates of interest in amounts not exceeding 10% of the value of the fund's assets at the time of borrowings, and (b) in connection with transactions in options in securities index futures [the fund will not purchase additional securities when its borrowings, less amounts receivable on sales of portfolio securities, exceed 5% of total assets];

     7. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 15% of its assets at cost, and except in connection with transactions in options and in securities index futures;

     8. Underwrite the distribution of securities of other issuers; however the fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the fund could be regarded as an underwriter as defined by that act with respect to such resale; but the fund will limit its total investment in restricted securities and in other securities for which there is no ready market to not more than 10% of its total assets at the time of acquisition;

     9. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

     10. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

     11. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

     12. Sell securities short or maintain a short position, except short sales against-the-box;

     13. Participate in a joint or on a joint or several basis in any trading account in securities;

     14. Invest in companies for the purpose of management or the exercise of control;

     15. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

     Restrictions 1 through 15 above (except the portions in brackets) are "fundamental," which means that they cannot be changed without the approval of the lesser of (i) 67% of Acorn

Fund's shares present at a meeting if more than 50% of the shares outstanding are present or (ii) more than 50% of Acorn Fund's outstanding shares. It is also a fundamental policy of Acorn Fund to make loans to the extent that investment in debt securities may be considered to constitute the making of loans (subject to the 10% limitation stated in restriction 8 above).

     In addition, Acorn Fund is subject to a number of restrictions that may be changed by the board of trustees without shareholder approval. Under those non-fundamental restrictions, Acorn Fund will not:

     a. Invest in oil, gas or other mineral leases or exploration or development programs, although it may invest in marketable securities of enterprises engaged in oil, gas or mineral exploration;

     b. Invest more than 5% of its net assets (valued at time of investment) in warrants, valued at the lower of cost or market, including not more than 2% of its net assets in warrants not listed on the New York or American stock exchanges; provided that warrants acquired in units or attached to securities shall be deemed to be without value for purposes of this restriction;

     c. Acquire securities of other registered investment companies except in compliance with the Investment Company Act of 1940 and applicable state law;

     d. Purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions; nor

     e. Invest more than 33% of its total assets (valued at time of investment) in securities of foreign issuers.

Acorn International

     In pursuing its investment objective Acorn International will not:

     1. With respect to 75% of the value of the fund's total assets, invest more than 5% of its total assets (valued at time of investment) in securities of a single issuer, except securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities;

     2.   Acquire securities of any one issuer that at the time of investment
     (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

     3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

     4. Make loans, but this restriction shall not prevent the fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

     5. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 10% of the value of the fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures. [The fund will not purchase additional securities when its borrowings, less amounts receivable on sales of portfolio securities, exceed 5% of total assets.];

     6. Underwrite the distribution of securities of other issuers; however the fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the fund could be regarded as an underwriter as defined by that act with respect to such resale; but the fund will limit its total investment in restricted securities and in other securities for which there is no ready market, including repurchase agreements maturing in more than seven days, to not more than 15% of its total assets at the time of acquisition;

     7. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises that invest in real estate or interests in real estate;

     8. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

     9. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

     10. Sell securities short or maintain a short position, except short sales against-the-box.

     11. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

     Restrictions 1 through 11 above (except the portions in brackets) are "fundamental," which means that they cannot be changed without the approval of the lesser of (i) 67% of Acorn International's shares present at a meeting if more than 50% of the shares outstanding are present or (ii) more than 50% of Acorn International's outstanding shares.

     In addition, Acorn International is subject to a number of restrictions that may be changed by the board of trustees without shareholder approval. Under those non-fundamental restrictions, Acorn International will not:

     a. Invest in companies for the purpose of management or the exercise of control;

     b. Invest in oil, gas or other mineral leases or exploration or development programs, although it may invest in marketable securities of enterprises engaged in oil, gas or mineral exploration;

     c. Invest more than 10% of its net assets (valued at time of investment) in warrants, valued at the lower of cost or market; provided that warrants acquired in units or attached to securities shall be deemed to be without value for purposes of this restriction;

     d. Invest more than 5% of its total assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);

     e. Acquire securities of other registered investment companies except in compliance with the Investment Company Act of 1940 and applicable state law;

     f. Purchase or retain securities of a company if all of the trustees, directors and officers of the Trust and of its investment adviser who individually own beneficially more than 1/2% of the securities of the company collectively own beneficially more than 5% of such securities;

     g. Pledge, mortgage or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with short sales, options, futures and options on futures;

     h. Purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closed transactions.

     Notwithstanding the foregoing investment restrictions, Acorn International may purchase securities pursuant to the exercise of subscription rights, provided that such purchase will not result in the fund's ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in Acorn International's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, Acorn International may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of Acorn International's portfolio securities with the result that the fund would be forced either to sell securities at a time when it might not otherwise have done so, or to forego exercising its rights.

Acorn USA

     In pursuing its investment objective Acorn USA will not:

     1. With respect to 75% of the value of the Fund's total assets, invest more than 5% of its total assets (valued at time of investment) in securities of a single issuer, except securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities;

     2.   Acquire securities of any one issuer which at the time of investment
     (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

     3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry, except that this restriction does not apply to investments in U.S. government securities;

     4. Make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

     5. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures;

     6. Underwrite the distribution of securities of other issuers; however, the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale;

     7. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

     8. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) foreign currency contracts;

     9. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

     10. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

     Restrictions 1 through 10 above are "fundamental," which means that they cannot be changed without the approval of the lesser of (i) 67% of Acorn USA's shares present at a meeting if more than 50% of the shares outstanding are present or (ii) more than 50% of Acorn USA's outstanding shares.

     In addition, Acorn USA is subject to a number of restrictions that may be changed by the board of trustees without shareholder approval. Under those non-fundamental restrictions, Acorn USA will not:

     a. Invest in companies for the purpose of management or the exercise of control;

     b. Invest in oil, gas or other mineral leases or exploration or development programs, although it may invest in marketable securities of enterprises engaged in oil, gas or mineral exploration;

     c. Invest more than 2% of its net assets (valued at the time of investment) in warrants not listed on the New York or American stock exchanges, nor more than 5% of its net assets (valued at the time of investment) in all warrants, in each case valued at the lower of cost or market; provided that warrants acquired in units or attached to securities shall be deemed to be without value for purposes of this restriction;

     d. Invest more than 5% of its total assets (valued at time of investment) in securities of issuers (other than issuers of federal agency obligations or securities issued or guaranteed by any foreign country or asset-backed securities) that, together with any predecessors or unconditional guarantors, have been in continuous operation for less than three years ("unseasoned issuers") or (b) more than 15% of its total assets (valued at the time of investment) in restricted securities and securities of unseasoned issuers;

     e. Acquire securities of other registered investment companies except in compliance with the Investment Company Act of 1940 and applicable state law;

     f. Invest more than 15% of its net assets (valued at time of investment) in illiquid securities, including repurchase agreements maturing in more than seven days;

     g. Purchase or retain securities of a company if all of the trustees, directors and officers of the Trust and of its investment adviser who individually own beneficially more than 1/2% of the securities of the company collectively own beneficially more than 5% of such securities;

     h. Pledge, mortgage or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with short sales, options, futures and options on futures;

     i. Purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

     j. Make short sales of securities unless the Fund owns at least an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into at least an equal amount of such securities;

     k. Invest more than 10% of its total assets (valued at the time of investment) in securities of non-U.S. issuers, including securities represented by American Depository Receipts.

Notwithstanding the foregoing investment restrictions, Acorn USA may purchase securities pursuant to the exercise of subscription rights, provided that such purchase will not result in the Fund's ceasing to be a diversified investment company.

                            Performance Information

     From time to time the funds may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in shares of a fund, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return for the period.

     Average Annual Total Return is computed as follows:

          ERV = P(1+T)/n/

     Where: P = the amount of an assumed initial investment in shares of a fund
            T = average annual total return
            n = number of years from initial investment to the end of the period ERV = ending redeemable value of shares held at the end of the period


     For example, as of December 31, 1996 the Total Return and Average Total Return on a $1,000 investment in the funds for the following periods were:

     ACORN FUND
     ----------                                                 Average Annual
                                                 Total Return    Total Return
                                                 -------------  ---------------

     1 year............................                22.6%         22.6%
     5 years...........................               125.2%         17.6
     10 years..........................               345.5%         16.1
     Life of Fund (inception 6/10/70)..             5,995.7%         16.7


     ACORN INTERNATIONAL
     -------------------                                      Average Annual
                                             Total Return      Total Return
                                             ------------     --------------
     1 year............................         20.7%              20.7%
     3 years...........................         26.4%               8.1
     Life of Fund (inception 9/23/92)..        101.3%              17.8


     ACORN USA
     ---------                                                 Average Annual
                                             Total Return       Total Return
                                             ------------      --------------

     Life of Fund (inception 9/4/96)...         16.5%              16.5%

     The funds impose no sales charges and pay no distribution expenses. Income taxes are not taken into account. Performance figures quoted by the funds are not necessarily indicative of future results. Each fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information about past performance is useful in reviewing a fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

     In advertising and sales literature, each fund's performance may be compared with those of market indexes and other mutual funds. In addition to the performance information described above, a fund might use comparative performance as computed in a ranking or rating determined by Lipper Analytical Services, Inc., an independent service that monitors the performance of over 1,000 mutual funds, Morningstar, Inc., or another service.

     The funds may note their mention or recognition in newsletters, newspapers, magazines, or other media. The funds may similarly note mention or recognition of WAM, or appearances of principals of WAM, in the media.

                              Investment Adviser

     The funds' investment adviser, Wanger Asset Management, L.P. ("WAM"), is a limited partnership managed by its general partner, Wanger Asset Management, Ltd. WAM serves as the investment adviser for the funds and for other institutional accounts. At June 30, 1997 WAM had approximately $6.3 billion under management, including the funds.

     Currently, WAM furnishes continuing investment supervision to the funds and is responsible for overall management of the funds' business affairs. It furnishes office space, equipment, and personnel to the funds; it assumes substantially all expenses for bookkeeping, and assumes the expenses of printing and distributing the funds' prospectus and reports to prospective investors.

     New Investment Advisory Agreement. At a meeting held on December 9, 1997, the shareholders of each of Acorn Fund, Acorn International and Acorn USA approved a new

Investment Advisory Agreement (the "New Agreement") between Acorn and WAM relating to each fund. The New Agreement will take effect on January 1, 1998 and will continue in effect through June 30, 1999, and thereafter from year to year so long as its continuance as to each fund is approved at least annually by (i) the board of trustees of Acorn or by the holders of a majority of that fund's outstanding voting securities as defined by the Investment Company Act of 1940 and (ii) a majority of the members of Acorn's board of trustees who are not otherwise affiliated with Acorn or WAM, cast in person at a meeting called for that purpose. Any amendment to the New Agreement must be approved in the same manner. The New Agreement may be terminated as to a fund without penalty by the vote of the board of trustees of Acorn or the shareholders of that fund (by a majority as defined in the 1940 Act) on sixty days' written notice to WAM or by WAM on sixty days' notice to the fund, and will terminate automatically in the event of its assignment. The fees payable by a fund under the New Agreement are the obligation only of that fund and impose no liability on the other funds.

     On the effective date of the New Agreement, the services provided by WAM will be divided between investment advisory and administrative services, and a separate fee will be paid for each. The breakpoints in Acorn Fund's fee schedule will be changed and the rate of fee payable on larger amounts of assets will be increased so that the total amount of fees (advisory and administrative) paid by Acorn Fund to WAM will also be increased, although the top rate of fee will remain unchanged at .75 of 1%. The rates of fees paid by Acorn International and Acorn USA to WAM will be divided between advisory and administrative services, but will not be increased or decreased. In addition, the New Agreement requires that Acorn Fund and Acorn International pay 100% of their respective allocable portion of any trade association dues, which under the old agreement were shared 50/50 between each such fund and WAM.

     Under the New Agreement, the funds will pay WAM an advisory fee, calculated daily and paid monthly, at the following annual rates:

     Acorn Fund

               Average Daily Net Assets       Rate of Fee
               ------------------------       -----------
               First $700 million                0.75%
               $700 million to $2 billion        0.70%
               In excess of $2 billion           0.65%

     Acorn International

               Average Daily Net Assets       Rate of Fee
               ------------------------       -----------
               First $100 million                1.20%
               $100 million to $500 million      0.95%
               In excess of $500 million         0.75%

     Acorn USA

               Average Daily Net Assets     Rate of Fee
               ------------------------     -----------
               First $200 million             0.95%
               In excess of $200 million      0.90%

     Through December 31, 1997, for its services to Acorn Fund WAM will continue to receive a quarterly fee (paid in three monthly installments) at the annual rate of .75% of the net asset value of the fund up to $100 million, .50% of the net asset value in excess of $100 million and up to $1.5 billion, and .40% of the net asset value in excess of $1.5 billion, as determined as of the beginning of each calendar quarter. The investment advisory fees of the fund for 1996, 1995, and 1994, were $12,437,000, $10,429,000 and $9,750,000, respectively.

     Through December 31, 1997, for its services to Acorn International, WAM will continue to receive a fee paid monthly at the annual rate of 1.25% of the net asset value of the fund up to $100 million, 1% of the net asset value in excess of $100 million and up to $500 million, and .80% of the net asset value in excess of $500 million, as determined as of the beginning of each calendar quarter, reduced by any amount necessary to cause the fund's expenses to be within the limitation described below. The investment advisory fees of Acorn International for 1996, 1995 and 1994 were $13,255,000, $11,667,000 and
$11,561,000, respectively.

     Through December 31, 1997, for its services to Acorn USA, WAM will continue to receive a fee (calculated daily and paid monthly) at the annual rate of 1.00% of the net asset value of the fund up to $200 million and .95% of the net asset value in excess of $200 million, as determined as of the beginning of each calendar quarter. From its inception on September 4, 1996 to December 31, 1996, Acorn USA paid investment advisory fees of $101,000. WAM advanced all of Acorn USA's organizational expenses, which are being amortized and reimbursed to WAM through September 2001.

     Under the current investment advisory agreement, the funds pay the cost of custodial, stock transfer, dividend disbursing, audit and legal services, and membership in trade organizations. They also pay other expenses such as the cost of maintaining the registration of their shares under federal law, complying with state securities laws, proxy solicitations, printing and distributing notices and copies of the prospectus and shareholder reports furnished to existing shareholders, taxes, insurance premiums and the fees of trustees not affiliated with WAM. Under the New Agreement, WAM will provide only investment advisory services; Acorn will enter into a separate administrative services agreement with WAM under which WAM will provide the same administrative services it now provides and will receive a fee, also calculated daily and paid monthly, at the annual rate of 0.05 of 1% of each Fund's average daily net assets. Under the New Agreement, WAM will no longer pay any of the funds' trade association dues.

     Changes at WAM. At the same time the New Agreement becomes effective, the structure of WAM and WAM Ltd. will change to reflect more closely WAM's team approach to investment management. WAM Ltd. has been controlled by Mr. Wanger, and WAM has been controlled by Mr. Wanger with the consent of one or more of the other limited partners, but each is evolving into an organization controlled by its partners or shareholders collectively. New mechanisms are being created to facilitate the admission of new limited partners to WAM and to give new limited partners an equity interest in WAM Ltd., which will continue to be WAM's general partner. Mr. Wanger's interests in WAM Ltd. and in WAM are being reduced to less than a majority, although Mr. Wanger will continue to have the largest interest in each.

     On matters submitted to the shareholders of WAM Ltd., each shareholder will have one vote (or a lesser vote in the case of new shareholders). With certain exceptions (including for extraordinary transactions, for which Mr. Wanger's consent will be required), decisions will be made by majority vote. WAM commenced operations in 1992. Ralph Wanger, Charles P. McQuaid, Terence M. Hogan, Leah J. Zell, Marcel P. Houtzager and Robert A. Mohn, who are officers of the Trust, are the current limited partners of WAM.

                                  Distributor

     Shares of each fund are distributed by WAM Brokerage Services, L.L.C. ("WAM BD") under a Distribution Agreement as described in the prospectus dated April 30, 1997, which is incorporated herein by reference. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and any auditing and filing fees required in compliance with various state securities laws. WAM bears all sales and promotional expenses, including the cost of prospectuses and other materials used for sales and promotional purposes by WAM BD.

     As agent, WAM BD offers shares of each fund to investors in states where the shares are qualified for sale, at net asset value without sales commissions or other sales loads to the investor. In addition, no sales commission or "12b-1" payment is paid by the funds. WAM BD offers the funds' shares only on a best efforts basis.

                                   The Trust

     The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series as the board of trustees may authorize. Any such series of shares may be further divided, without shareholder approval, into two or more classes of shares having such preferences or special or relative rights or privileges as the trustees may determine. The shares of the funds are not currently divided into classes. Acorn Fund, Acorn International and Acorn USA are the only series of the Trust currently being offered. The board of trustees may authorize the issuance of additional series if deemed advisable, each with its own investment objective, policies, and restrictions. All shares issued will be fully paid and non-assessable and will have no preemptive or conversion rights.

     On any matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the board of trustees determines that the matter affects only the interests of one series, in which case shareholders of the unaffected series are not entitled to vote on such matters. All shares of the Trust are voted together in the election of trustees.

                             Trustees and Officers

     The trustees and officers of the Trust, their dates of birth and their principal business activities during the past five years are:

Irving B. Harris, trustee and chairman
     Two North LaSalle Street, Chicago, Illinois 60602; date of birth 8/4/1910; chairman of the executive committee and director, Pittway Corporation (multi-product manufacturer and publisher); chairman, William Harris Investors, Inc. (investment adviser); chairman, The Harris Foundation (charitable foundation); director, Teva Pharmaceutical Industries, Inc. (pharmaceutical manufacturer)

Ralph Wanger, trustee and president*
     227 West Monroe Street, Suite 3000, Chicago, Illinois 60606; date of birth 6/21/1934; trustee and president, Wanger Advisors Trust; principal, Wanger Asset Management, L.P.

James H. Lorie, trustee and vice chairman
     1101 East 58th Street, Chicago, Illinois 60637; date of birth 2/23/1922; retired; Eli B. and Harriet B. Williams Professor of Business Administration Emeritus, University of Chicago Graduate School of Business; director, Thornburg Mortgage Asset Corp. (REIT) and Santa Fe Natural Tobacco

Leo A. Guthart, trustee
     165 Eileen Way, Syosset, New York 11791; date of birth 9/26/1937; vice chairman, Pittway Corporation (multi-product manufacturer and publisher); chief executive officer, Pittway Corporation's Security Group of Companies which include ADEMCO (manufacturer of alarm equipment), ADI (distributor of security equipment), Fire Burglary Instruments (supplier of security control panels), First Alert Professional (alarm dealers), Cylink Corporation (supplier of encryption equipment), and Alarm Net (cellular radio service); director, AptarGroup, Inc. (producer of dispensing valves, pumps and closures); director, Cylink Corporation; chairman of the board of trustees, Hofstra University; chairman, Tech Transfer Island Corp. (private investment partnership); director, Long Island Research Institute.

Jerome Kahn, Jr., trustee
     Two North LaSalle Street, Suite 400, Chicago, Illinois 60602; date of birth 4/13/1934; vice president, William Harris Investors, Inc. (investment adviser); director, Pittway Corporation (multi-product manufacturer and publisher).

David C. Kleinman, trustee
     1101 East 58th Street, Chicago, Illinois 60637; date of birth 10/12/1935; senior lecturer in business administration, University of Chicago Graduate School of Business; business consultant; director, Irex Corporation (insulation contractor).

Charles P. McQuaid, trustee and senior vice president*
     227 West Monroe Street, Suite 3000, Chicago, Illinois 60606; date of birth 8/27/1953; trustee and senior vice president, Wanger Advisors Trust; principal, Wanger Asset Management, L.P.

Roger S. Meier, trustee
     1211 S. W. Fifth Avenue, Portland, Oregon 97204; date of birth 1/18/1926; president, AMCO, Inc. (investment and real estate management); director, Fred Meyer, Inc. (retail chain); director, Red Lion Inns Limited Partnership (hotel chain); director and advisory board member, Key Bank of Oregon (banking); chairman of Investment Council and member of Committee of Legacy Systems (hospital); executive director and chairman of investment committee, Portland Art Museum.

Adolph Meyer, Jr., trustee
     1511 West Webster Avenue, Chicago, Illinois 60614; date of birth 11/26/1923; president, Gulco Corp. (leather manufacturer).

Terence M. Hogan, vice president
     227 West Monroe Street, Suite 3000, Chicago, Illinois 60606; date of birth 2/18/1962; vice president, Wanger Advisors Trust; principal, analyst and portfolio manager, Wanger Asset Management, L.P.

Leah J. Zell, vice president
     227 West Monroe Street, Suite 3000, Chicago, Illinois 60606; date of birth 5/23/1949; vice president, Wanger Advisors Trust; principal, analyst and portfolio manager, Wanger Asset Management, L.P.

Marcel P. Houtzager, vice president
     227 West Monroe Street, Suite 3000, Chicago, Illinois 60606; date of birth 10/26/1960; vice president, Wanger Advisors Trust; principal, analyst and portfolio manager, Wanger Asset Management, L.P.

Robert A. Mohn, vice president
     227 West Monroe Street, Suite 3000, Chicago, Illinois 60606; date of birth 9/13/1961; vice president, Wanger Advisors Trust; principal, analyst and portfolio manager, Wanger Asset Management, L.P.

Merrillyn J. Kosier, vice president and secretary
     227 West Monroe Street, Suite 3000, Chicago, Illinois 60606; date of birth 12/10/1959; vice president and secretary, Wanger Advisors Trust; director of marketing and shareholder services, Wanger Asset Management, L.P., since September 1993; prior thereto, vice president of marketing, Kemper Financial Services, Inc.

Bruce H. Lauer, vice president and treasurer
     227 West Monroe Street, Suite 3000, Chicago, Illinois 60606; date of birth 7/22/1957; vice president and treasurer, Wanger Advisors Trust; chief administrative officer, Wanger Asset Management, L.P. since April 1995; prior thereto, first vice president, investment accounting, Kemper Financial Services, Inc.

Kenneth A. Kalina, assistant treasurer
     227 West Monroe Street, Suite 3000, Chicago, Illinois 60603; date of birth 8/4/1959; assistant treasurer, Wanger Advisors Trust; Fund controller, Wanger Asset Management, L.P., since September 1995; prior thereto, treasurer of the Stein Roe Mutual Funds.

     *Messrs. McQuaid and Wanger are trustees who are interested persons of Acorn as defined in the Investment Company Act of 1940, and of WAM. Messrs. Harris, Lorie, and Wanger are members, and Mr. McQuaid is an alternate member, of the executive committee, which has authority during intervals between meetings of the board of trustees to exercise the powers of the board, with certain exceptions. As of June 30, 1997, no officer or trustee of Acorn owned beneficially greater than 1% of the outstanding shares of any fund.

     At March 31, 1997 the trustees and officers as a group had the power to vote or dispose of 3,595,385 shares (1.88% of the outstanding shares) of Acorn Fund; 1,233,214 shares (1.32% of the outstanding shares) of Acorn International; and 1,008,242 shares (13.32% of the outstanding shares) of Acorn USA. Of these shares, the trustees and officers disclaimed beneficial ownership in the following numbers of shares: 2,413,102 shares of Acorn Fund (1.26% of the outstanding shares); 999,997 shares of Acorn International (1.07% of the outstanding shares); and 433,001 shares of Acorn USA (5.72% of the outstanding shares). The Illinois Deferred Compensation Plan held 16,331,111 shares of Acorn Fund (8.55% of the outstanding shares). Charles Schwab & Co., Inc. held 13,317,126 shares of Acorn International (14.23% of the outstanding shares) as holder of record, but not beneficially. National Financial Service held 940,443 shares of Acorn USA (12.4% of the outstanding shares) as holder of record, but not beneficially. During 1996 the funds paid fees aggregating $216,000 to board members who were not affiliated with WAM.

     The following table sets forth the total compensation paid by the Trust during the fiscal year ended December 31, 1996 to each of the trustees of the trust. The trust has no retirement or pension plan. The officers and trustees affiliated with WAM serve without any compensation from the Trust.

                                   Aggregate                Aggregate               Aggregate                  Total
                                   Compensation            Compensation          Compensation               Compensation
Name of Trustee                    from Acorn              from Acorn             from Acorn                    from
                                      Fund                International               USA                   Fund Complex
------------------------------------------------------------------------------------------------------------------------------
Irving B. Harris                    $43,197                  $35,595                  $208                     $81,000
Leo A. Guthart                        9,965                    8,480                    55                      18,500
Jerome Kahn, Jr.                     10,965                    9,480                    55                      20,500
David C. Kleinman                    11,280                    9,660                    60                      21,000
James H. Lorie                        9,465                    7,980                    55                      17,500
Charles P. McQuaid                        0                        0                     0                           0
Roger S. Meier                       10,215                    8,730                    55                      19,000

Adolph Meyer, Jr.                             9,650                    8,300                      50                    18,000
Malcolm N. Smith/4/                          10,965                    9,480                      55                    20,500
Ralph Wanger                                      0                        0                       0                         0
------------------------------------------------------------------------------------------------------------------------------

                        Purchasing and Redeeming Shares

     Purchases and redemptions are discussed in the funds' prospectus under the headings "How to Buy Shares" and "How to Sell Shares." All of that information is incorporated herein by reference.

     For purposes of computing the net asset value of a share of either fund, a security traded on a securities exchange, or in an over-the-counter market in which transaction prices are reported, is valued at the last sales price at the time of valuation. A security for which there is no reported sale on the valuation date is valued at the mean of the latest bid and ask quotations or, if there is no ask quotation, at the most recent bid quotation. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the board of trustees. Money market instruments having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the mean of the bid and offer prices of such currencies against U.S. dollars quoted by any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in accordance with policies established in good faith by the board of trustees.

     The funds' net asset values are determined only on days on which the New York Stock Exchange ("NYSE") is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively.

     Trading in the portfolio securities of the funds may take place in various foreign markets on certain days (such as Saturday) when the funds are not open for business and do not calculate their net asset values. Conversely, trading in the funds' portfolio securities may not occur on days when the funds are open. Therefore, the calculation of net asset value does not take place contemporaneously with the determinations of the prices of many of the funds' portfolio securities and the value of the funds' portfolios may be significantly affected on days when shares of the funds may not be purchased or redeemed.

============================

/4/  At December 31, 1996, Mr. Smith had resigned his position as a trustee.

     Computation of net asset value (and the sale and redemption of fund shares) may be suspended or postponed during any period when (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or that exchange is closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of the net assets of the funds not reasonably practicable.

     Acorn has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. Redemptions in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities. If a redemption is made in kind, the redeeming shareholder would bear any transaction costs incurred in selling the securities received.

     Due to the relatively high cost of maintaining smaller accounts, Acorn reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time the shares in the account do not have a value of at least $1,000. An investor will be notified that the value of his account is less than that minimum and allowed at least 30 days to bring the value of the account up to at least $1,000 before the redemption is processed. The Agreement and Declaration of Trust also authorizes Acorn to redeem shares under certain other circumstances as may be specified by the board of trustees.

     In connection with the Switch Plan, WAM acts as a shareholder servicing agent for the Reich & Tang Money Funds ("Money Funds"). For its services it receives a fee at the rate of 0.35% of the average annual net assets of each account in a Money Fund established through the Switch Plan, pursuant to a 12b-1 plan adopted by the Money Funds.

                           Additional Tax Information

     Each fund intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders.

     At the time of your purchase, a fund's net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by that fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable either as a dividend or capital gain distribution.

     Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the income dividend paid by a fund will be increased; if the result is a loss, the income dividend paid by a fund will be decreased.

     Dividends paid by Acorn International are not eligible for the dividends-received deduction for corporate shareholders, if as expected, none of that fund's income consists of dividends paid by United States corporations. A portion of the dividends paid by Acorn Fund and Acorn USA is expected to be eligible for the dividends-received deduction. Capital gain distributions paid from the funds are never eligible for this deduction.

     Income received by the funds from sources within various foreign countries will be subject to foreign income taxes withheld at the source. Under the Code, if more than 50% of the value of a fund's total assets at the close of its taxable year comprises securities issued by foreign corporations, that fund may file an election with the Internal Revenue Service to "pass through" to its shareholders the amount of foreign income taxes paid by that fund. Pursuant to this election, shareholders will be required to: (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the fund; (ii) treat their pro rata share of foreign taxes as paid by them; and (iii) either deduct their pro rata share of foreign taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes (but not both). No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.

     Acorn International intends to meet the requirements of the Code to "pass through" to its shareholders foreign income taxes paid, but there can be no assurance that it will be able to do so. Each shareholder will be notified within 60 days after the close of each taxable year of Acorn International, if the foreign taxes paid by the fund will "pass through" for that year, and, if so, the amount of each shareholder's pro rata share (by country) of (i) the foreign taxes paid, and (ii) Acorn International's gross income from foreign sources. Of course, shareholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass through" of foreign tax credits. Acorn Fund and Acorn USA do not expect to be able to "pass through" foreign tax credits.

                        Taxation of Foreign Shareholders

     The Code provides that dividends from net income, which are deemed to include for this purpose each shareholder's pro rata share of foreign taxes paid by Acorn International (see discussion of "pass through" of the foreign tax credit to U.S. shareholders), will be subject to U.S. tax. For shareholders who are not engaged in a business in the U.S., this tax would be imposed at the rate of 30% upon the gross amount of the dividend in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains are not subject to tax unless the foreign shareholder is a nonresident alien individual who was physically present in the U.S. during the tax year for more than 182 days.

                             Portfolio Transactions

     Portfolio transactions of the funds are placed with those securities brokers and dealers that WAM believes will provide the best value in transaction and research services for each fund, either in a particular transaction or over a period of time. Although some transactions involve only brokerage services, many involve research services as well.

     In valuing brokerage services, WAM makes a judgment as to which brokers are capable of providing the most favorable net price (not necessarily the lowest commission) and the best execution in a particular transaction. Best execution connotes not only general competence and reliability of a broker, but specific expertise and effort of a broker in overcoming the anticipated difficulties in fulfilling the requirements of particular transactions, because the problems of execution and the required skills and effort vary greatly among transactions.

     In valuing research services, WAM makes a judgment of the usefulness of research and other information provided to WAM by a broker in managing each fund's investment portfolio. In some cases, the information, e.g., data or recommendations concerning particular securities, relates to the specific transaction placed with the broker, but for the greater part the research consists of a wide variety of information concerning companies, industries, investment strategy, and economic, financial, and political conditions and prospects, useful to WAM in advising that fund.

     The reasonableness of brokerage commissions paid by the funds in relation to transaction and research services received is evaluated by WAM's staff on an ongoing basis. The general level of brokerage charges and other aspects of each fund's portfolio transactions are reviewed periodically by the board of trustees and its committee on portfolio transactions.

     WAM is the principal source of information and advice to the funds, and is responsible for making and initiating the execution of investment decisions by the funds. However, the board of trustees recognizes that it is important for WAM, in performing its responsibilities to the funds, to continue to receive and evaluate the broad spectrum of economic and financial information that many securities brokers have customarily furnished in connection with brokerage transactions, and that in compensating brokers for their services, it is in the interest of the funds to take into account the value of the information received for use in advising the funds. The extent, if any, to which the obtaining of such information may reduce WAM's expenses in providing management services to the funds is not determinable. In addition, the board of trustees understands that other clients of WAM might benefit from the information obtained for the funds, in the same manner that the funds might benefit from information obtained by WAM in performing services to others.

     Transactions of the funds in the over-the-counter market and the third market are executed with primary market makers acting as principal except where it is believed that better prices and execution may be obtained otherwise.

     Brokerage commissions incurred by Acorn Fund for its fiscal years ended December 31, 1996, 1995, and 1994 aggregated approximately $3,440,000, $2,565,000, and $1,870,000, respectively, not including the gross underwriting spread on securities purchased in underwritten public offerings. During 1996 Acorn Fund paid brokerage commissions aggregating approximately $2,435,000 in connection with portfolio transactions involving purchases and sales aggregating approximately $822 million to brokers who furnished investment research services to the fund.

     Brokerage commissions incurred by Acorn International for its fiscal years ended December 31, 1996, 1995, and 1994 aggregated approximately $3,929,000, $3,113,000, and $3,775,000, respectively, not including the gross underwriting spread on securities purchased in underwritten public offerings. In 1996 Acorn International paid brokerage commissions aggregating approximately $3,614,000 in connection with portfolio transactions involving purchases and sales aggregating approximately $910 million to brokers who furnished investment research services to the fund.

     Brokerage commissions incurred by Acorn USA from commencement of operations on September 4, 1996 through the end of its fiscal period ended December 31, 1996 totalled $88,900, not including the gross underwriting spread on securities purchased in underwritten public offerings. During its 1996 fiscal period, Acorn USA paid brokerage commissions aggregating approximately $47,400 in connection with portfolio transactions involving purchases and sales aggregating approximately $15 million to brokers who furnished investment research services to the fund.

     Although investment decisions for the funds are made independently from those for other investment advisory clients of WAM, it may develop that the same investment decision is made for one or both of the funds and one or more other advisory clients. If one or both of the funds and other clients purchase or sell the same class of securities on the same day, the transactions will be allocated as to amount and price in a manner considered equitable to each.

                                   Custodian

     State Street Bank and Trust Company, P.O. Box 8502, Boston Massachusetts 02266-8502, is the custodian for the funds. It is responsible for holding all securities and cash of the funds, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the funds, and performing other administrative duties, all as directed by authorized persons of the funds. The custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the funds. The funds have authorized the custodian to deposit certain portfolio securities of the funds in central depository systems as permitted under federal law. The funds may invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

                              Independent Auditors

     Ernst & Young LLP, Sears Tower, 233 South Wacker Drive, Chicago, Illinois 60606 audits and reports on the funds' annual financial statements, reviews certain regulatory reports and the funds' tax returns, and performs other professional accounting, auditing, tax, and advisory services when engaged to do so by the funds.

                     Appendix - Description of Bond Ratings

     A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, WAM believes that the quality of debt securities in which the funds invest should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

     The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

Moody's Ratings

     Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

     Aa--Bonds rated Aa are judged to be high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa bonds.

     A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

     Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

S&P Ratings
     AAA--Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

     AA--Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

     BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                           PART C OTHER INFORMATION


Item 24.  Financial Statements and Exhibits
          ---------------------------------

(a)   Financial statements:
      --------------------

  (1)       Financial statements included in Part A of this amendment:

            None

  (2)       Financial statements included in Part B of this amendment:

     (i) Acorn Fund (incorporated by reference to the following portions of Registrant's 1996 Acorn Investment Trust Annual Report; a copy of the report was filed with the Commission on March 3, 1997, and is not included in this amendment):

             Report of Independent Auditors

             Statement of Assets and Liabilities at December 31, 1996

             Statement of Operations at December 31, 1996

             Statement of Changes in Net Assets at December 31, 1996

             Statement of Investments at December 31, 1996

             Notes to financial statements

            Acorn Fund (incorporated by reference to the following portions of
             Registrant's Semiannual Report at June 30, 1997; a copy of the report was filed with the Commission on August 21, 1997, and is not included in this amendment):

             Statement of Assets and Liabilities at June 30, 1997 (unaudited)

             Statement of Operations at June 30, 1997 (unaudited)

             Statement of Changes in Net Assets at June 30, 1997 (unaudited)

             Statement of Investments at June 30, 1997 (unaudited)

             Notes to financial statements

     (ii) Acorn International (incorporated by reference to the following portions of Registrant's 1996 Acorn Investment Trust Annual Report; a copy of the report was filed with the Commission on March 3, 1997, and is not included in this amendment):

             Report of Independent Auditors

             Statement of Assets and Liabilities at December 31, 1996

             Statement of Operations at December 31, 1996

             Statement of Changes in Net Assets at December 31, 1996

              Statement of Investments at December 31, 1996

              Notes to financial statements

             Acorn International (incorporated by reference to the following portions of Registrant's Semiannual Report at June 30, 1997; a copy of the report was filed with the Commission on August 21, 1997, and is not included in this amendment):

              Statement of Assets and Liabilities at June 30, 1997 (unaudited)

              Statement of Operations at June 30, 1997 (unaudited)

              Statement of Changes in Net Assets at June 30, 1997 (unaudited)

              Statement of Investments at June 30, 1997 (unaudited)

              Notes to financial statements


     (iii) Acorn USA (incorporated by reference to the following portions of Registrant's 1996 Acorn Investment Trust Annual Report; a copy of the report was filed with the Commission on March 3, 1997, and is not included in this amendment):

              Report of Independent Auditors

              Statement of Assets and Liabilities at December 31, 1996

              Statement of Operations at December 31, 1996

              Statement of Changes in Net Assets at December 31, 1996

              Statement of Investments at December 31, 1996

              Notes to financial statements

             Acorn USA (incorporated by reference to the following portions of
              Registrant's Semiannual Report at June 30, 1997; a copy of the report was filed with the Commission on August 21, 1997, and is not included in this amendment):

              Statement of Assets and Liabilities at June 30, 1997 (unaudited)

              Statement of Operations at June 30, 1997 (unaudited)

              Statement of Changes in Net Assets at June 30, 1997 (unaudited)

              Statement of Investments at June 30, 1997 (unaudited)

              Notes to financial statements

  (3)        Financial statements included in Part C of this amendment:

             None

Note: The following schedules have been omitted for the following reasons:

              Schedules I and III - The required information is presented in the statements of investments at June 30, 1997.

              Schedules II, IV and V - The required information is not present.

(b)    Exhibits:
       --------

   1.        Agreement and declaration of trust**

   2.1       Bylaws, as amended September 15, 1992**

   2.2       Bylaw amendment adopted February 2, 1993**

   3.        None

   4.1       Specimen share certificate - Acorn Fund***

   4.2       Specimen share certificate - Acorn International***

   4.3       Specimen share certificate - Acorn USA+

   5.1       Investment advisory agreement - Acorn Fund**

   5.2       Investment advisory agreement - Acorn International**

   5.3       Form of Investment advisory agreement - Acorn USA***

   5.4       Form of Organizational Expenses Agreement between Acorn Investment
               Trust and Wanger Asset Management, L.P. dated as of September, 1996 ***

   5.5       Form of Investment Advisory Agreement among Acorn Fund, Acorn
               International, Acorn USA and Wanger Asset Management, L.P., dated January 1, 1998

   5.6       Form of Administration Agreement among Acorn Fund, Acorn
               International, Acorn USA and Wanger Asset Management, L.P., dated January 1, 1998

   6.1       Distribution Agreement between Acorn Investment Trust and WAM
               Brokerage Services, L.L.C. dated as of May 1, 1996**

   6.2       Form of Amendment to Distribution Agreement between Acorn
               Investment Trust and WAM Brokerage Services, L.L.C. dated as of September, 1996 ***

   7.        None

   8.1       Custodian contract between the Registrant and State Street Bank and
               Trust Company dated July 1, 1992**

   8.2       Letter agreement applying custodian contract**

   8.3       Form of letter agreement applying custodian contract (exhibit 8.1)
               to Acorn USA***

9.      None

10.1    Opinion and consent of Bell, Boyd & Lloyd dated June 18, 1996 - Acorn
        Fund*

10.2 Opinion and consent of Bell, Boyd & Lloyd dated June 18, 1996 - Acorn International*

10.3    Opinion and consent of Bell, Boyd & Lloyd dated June 18, 1996 - Acorn
        USA***

11.     Consent of Independent Auditors

12.     None

13.     None

14. IRA plan booklet dated September 1996 including general information, individual retirement plan and custodial agreement and individual retirement account disclosure statement, Internal Revenue Service determination letter, transfer form, application form, and designation of beneficiary form+

14.1 IRA plan booklet dated January 1997 including general information, individual retirement plan and custodial agreement and individual retirement account disclosure statement, Internal Revenue Service determination letter, transfer form, application form, and designation of beneficiary form++

14.2    Form of SIMPLE-IRA plan and application++

15.     None

16.1    Computation of performance information - Acorn Fund**

16.2    Computation of performance information - Acorn International**

16.3    Computation of performance information - Acorn USA

17.1    Financial data schedule - Acorn Fund

17.2    Financial data schedule - Acorn International

17.3    Financial data schedule - Acorn USA

----------------------------------------

*Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 49 to the Registrant's registration statement, Securities Act file no. 2-34223 (the "Registration Statement").

**Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 53 to the Registration Statement, filed on April 29, 1996.

***Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 54 to the Registration Statement, filed on June 26, 1996.

+Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 55 to the Registration Statement, filed on September 3, 1996.

++Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 56 to the Registration Statement, filed on April 30, 1997.

Item 25.  Persons Controlled By or Under Common Control with Registrant
          -------------------------------------------------------------

     The Registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with the Registrant within the meaning of this item. The information in the prospectus under the caption "The Funds in Detail - Organization - Management" and in the statement of additional information under the caption "Investment Adviser" is incorporated by reference.

Item 26.  Number of Holders of Securities
          -------------------------------

     At September 30, 1997, there were 54,755 record holders of Registrant's shares of beneficial interest of the series designated Acorn Fund; 71,172 record holders of Registrant's shares of beneficial interest of the series designated Acorn International; and 6,415 record holders of Registrant's shares of beneficial interest of the series designated Acorn USA.

Item 27.  Indemnification
          ---------------

     Article VIII of the Agreement and Declaration of Trust of the Registrant (exhibit 1) provides in effect that Registrant shall provide certain indemnification of its trustees and officers. In accordance with Section 17(h) of the Investment Company Act, that provision shall not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Registrant, its trustees and officers, its investment adviser and persons affiliated with them are insured under a policy of insurance maintained by Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such trustees or officers. The policy expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

     The information in the prospectus under the caption "The Funds in Detail - Organization - Management" is incorporated by reference. Neither Wanger Asset Management, L.P. nor its general partner has at any time during the past two years been engaged in any other business, profession, vocation or employment of a substantial nature either for its own account or in the capacity of director, officer, employee, partner or trustee.

Item 29.    Principal Underwriters
            ----------------------

     WAM Brokerage Services, L.L.C. also acts as principal underwriter for Wanger Advisors Trust.


     Name                 Positions and Offices with    Positions and Offices with
                               Underwriters                   Registrant
Terence M. Hogan          President                     Vice President

Merrillyn J. Kosier       Vice President and Secretary  Vice President and Secretary

The principal business of each officer of WAM Brokerage Services, L.L.C. is 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606.


Item 30.  Location of Accounts and Records
          --------------------------------

          Bruce H. Lauer, Vice President and Treasurer
          Acorn Investment Trust
          227 West Monroe Street, Suite 3000
          Chicago, Illinois  60606


Item 31.  Management Services
          -------------------

          None


Item 32.  Undertakings
          ------------

          (a)  Not applicable.

          (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Chicago, Illinois on October 10, 1997.


                                                 ACORN INVESTMENT TRUST

                                                 By /s/ Ralph Wanger
                                                    -----------------------
                                                    Ralph Wanger, President



     Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


          Name                       Title                       Date
          ----                       -----                       ----

/s/ Irving B. Harris        Trustee and chairman      )
------------------------                              )
Irving B. Harris                                      )
                                                      )
/s/ Leo A. Guthart          Trustee                   )
------------------------                              )
Leo A. Guthart                                        )
                                                      )
/s/ Jerome Kahn, Jr.        Trustee                   )
------------------------                              )
Jerome Kahn, Jr.                                      )
                                                      )
/s/ David C. Kleinman       Trustee                   )
------------------------                              )
David C. Kleinman                                     )
                                                      )
/s/ James H. Lorie          Trustee                   )
------------------------                              )
James H. Lorie                                        )
                                                      )
/s/ Charles P. McQuaid      Trustee                   )    October 10, 1997
------------------------                              )
Charles P. McQuaid                                    )
                                                      )
/s/ Roger S. Meier          Trustee                   )
------------------------                              )
Roger S. Meier                                        )
                                                      )
/s/ Adolph Meyer, Jr.       Trustee                   )
------------------------                              )
Adolph Meyer, Jr.                                     )
                                                      )
/s/ Ralph Wanger            Trustee and President     )
-----------------------     (principal executive      )
Ralph Wanger                 officer)                 )
                                                      )
/s/ Bruce H. Lauer          Treasurer (principal      )
-----------------------     financial and accounting  )
Bruce H. Lauer              officer)                  )

                  Index of Exhibits Filed with this Amendment
                  -------------------------------------------


Exhibit
Number                                    Exhibit
------                                    -------

5.5 Form of Investment Advisory Agreement among Acorn Fund, Acorn International, Acorn USA and Wanger Asset Management, L.P., dated January 1, 1998

5.6 Form of Administration Agreement among Acorn Fund, Acorn International, Acorn USA and Wanger Asset Management, L.P., dated January 1, 1998

11                  Consent of independent auditors

16.3                Performance data for Acorn USA

17.1                Financial data schedule - Acorn Fund

17.2                Financial data schedule - Acorn International

17.3                Financial data schedule - Acorn USA